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                                                 May 3, 2019

VIA ELECTRONIC TRANSMISSION


Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549


Re:  Pioneer Variable Contracts Trust (the "Trust")
     (File Nos. 33-84546 and 811-08786)
     CIK No. 0000930709

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectuses and statement of additional information relating to the offering of the Trust's Class I and Class II shares that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 66 to the Trust's registration statement on Form N-1A filed with the Commission on April 25, 2019 (Accession No. 0000930709-19-000003).

     If you have any questions  about this  certification,  please contact me at
(617) 422-4388.

                                               Very truly yours,


                                                /s/ Daniel J. Hynes
						-------------------------
    						    Daniel J. Hynes
    						    Senior Legal Product Manager



cc:  Jeremy B Kantrowitz, Esq.
     Toby R. Serkin, Esq.




Amundi Pioneer Asset Management, Inc.
60 State Street
Boston, MA  02109-1820